Summary of Operations by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Customer revenue	$ 3,706.4	$ 3,853.8	$ 4,019.6
Total revenue	3,706.4	3,853.8	4,019.6
Operating income	319.2	324.6	375.7
Depreciation and amortization	174.6	194.8	250.6
Total assets	2,420.4	2,612.2	3,020.9
Capital expenditures	132.6	134.4	203.1
Corporate
Segment Reporting Information [Line Items]
Intersegment	(123.1)	(102.6)	(116.6)
Total revenue	(123.1)	(102.6)	(116.6)
Operating income	(95.1)	(35.5)	1.9
Total assets	951.3	1,056.3	1,242.7
Capital expenditures	3.7	9.8	12.0
Services
Segment Reporting Information [Line Items]
Customer revenue	3,192.4	3,354.6	3,457.4
Intersegment	3.8	6.3	5.9
Total revenue	3,196.2	3,360.9	3,463.3
Operating income	204.6	231.8	231.6
Depreciation and amortization	102.4	116.4	191.4
Total assets	1,085.9	1,164.7	1,359.9
Capital expenditures	64.7	65.2	125.3
Technology
Segment Reporting Information [Line Items]
Customer revenue	514.0	499.2	562.2
Intersegment	119.3	96.3	110.7
Total revenue	633.3	595.5	672.9
Operating income	209.7	128.3	142.2
Depreciation and amortization	72.2	78.4	59.2
Total assets	383.2	391.2	418.3
Capital expenditures	$ 64.2	$ 59.4	$ 65.8